Derivative Warrants Liabilities - Schedule of Reconciliation of the Fair Value of Derivative Warrants Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Fair Value of Derivative Warrants Liabilities [Abstract]
Opening balance	$ 50	$ 72	$ 138
Amount classified to equity upon determination of the exercise price of Warrant Share		(599)
Change in fair value of derivative warrant liability		577	(66)
Closing balance	$ 50	$ 50	$ 72